Note 12 - Income Taxes (Detail) - The Provision for Income Taxes (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current	$ 554,569	$ 334,354	$ 1,008,711
Deferred	516,431	(232,354)	(865,711)
Total provision for income taxes	$ 1,071,000	$ 102,000	$ 143,000